UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.3%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/19	5,000,000		5,650,350
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,617,628
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		1,010,010
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	a	9,532,040
Alaska--.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		2,946,000
Arizona--.9%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development
Revenue (Arizona State
University)	5.00	8/1/31	3,770,000		4,276,688
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,250,000		3,075,280
California--8.1%
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	3,900,000		4,320,381
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/19	2,000,000	b	2,308,840
California,
GO	5.25	10/1/16	295,000		300,083
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,903,725
California,
GO (Various Purpose)	5.75	4/1/31	1,700,000		1,959,573
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,267,621
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,602,580
California State Public Works

Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/27	5,260,000		6,161,617
California State Public Works
Board, LR (Department of State
Hospitals) (Coalinga State
Hospital)	5.00	6/1/25	8,325,000		9,772,801
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,479,500
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,887,652
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	c	1,314,694
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,255,000		1,220,939
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,902,150
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/30	1,000,000		1,108,200
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,232,800
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,233,440
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,769,638
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,160,120
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	c	1,433,183
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	b	2,355,880
Colorado--2.9%
City and County of Denver,
Airport System Subordinate

Revenue	5.00	11/15/43	15,000,000	16,577,400
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,155,590
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,365,564
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,119,020
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,023,660
Connecticut--1.6%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	5,000,000	5,752,650
Hartford County Metropolitan
District, Clean Water Project
Revenue (Green Bonds)	5.00	11/1/33	5,740,000	6,619,999
District of Columbia--1.0%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,535,240
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,982,943
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,135,360
Florida--8.3%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,903,006
Broward County,
Airport System Revenue	5.00	10/1/42	7,500,000	8,186,700
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000	1,822,788
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	15,500,000	18,028,980
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,044,818
Florida Department of
Transportation, Turnpike

Revenue	5.00	7/1/21	2,145,000		2,533,095
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,826,653
Jacksonville Electric Authority,
Electric System Subordinated
Revenue	5.00	10/1/28	2,000,000		2,303,040
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000		1,812,469
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,444,570
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,298,675
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,844,550
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,958,635
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.22	11/15/23	2,250,000	d	2,148,750
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,106,680
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,784,733
Georgia--3.2%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000		5,756,400
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,370,868
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	1,640,000	b	1,965,327
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,750,000		1,987,650
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,

LLC Project) (Prerefunded)	6.25	6/15/18	3,895,000	b	4,500,867
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	1,685,000		1,858,269
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.) (Prerefunded)	5.63	6/15/18	315,000	b	358,114
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000		5,821,000
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Corp.)	5.00	6/15/32	1,240,000		1,296,532
Idaho--1.2%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)
(Prerefunded)	7.38	6/1/18	5,600,000	b	6,640,312
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group) (Prerefunded)	6.13	12/1/18	2,500,000	b	2,925,475
Illinois--10.0%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.25	1/1/31	7,500,000		8,474,550
Chicago Park District,
Limited Tax GO (Insured; Build
America Mutual Assurance
Company)	5.00	1/1/29	2,895,000		3,105,756
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Corp.)	5.10	3/1/28	3,500,000		3,728,760
Illinois,
GO	5.50	7/1/38	4,750,000		5,055,615
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000		5,037,917
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/31	9,155,000		10,310,727
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000		3,821,740

Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,313,200
Illinois Finance Authority,
Revenue (Sherman Health
Systems) (Prerefunded)	5.50	8/1/17	1,000,000	b	1,097,570
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000		6,484,140
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000		3,632,405
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000		3,605,951
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	7,600,000		8,981,452
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/27	7,500,000		8,476,350
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	2,500,000		2,746,950
Indiana--.5%
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000		3,700,968
Iowa--.4%
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/23	2,500,000		2,943,125
Kentucky--2.7%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,000,000		1,009,750
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000		6,764,125
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare,
Inc.)	5.75	10/1/42	4,000,000		4,523,760
University of Kentucky,
General Receipts Bonds	5.25	10/1/17	7,845,000		8,653,113
Louisiana--2.5%

Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000		2,998,375
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	3,250,000		3,560,863
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000		2,286,140
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000		5,240,650
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000		5,045,310
Maine--.2%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000		1,513,612
Maryland--6.1%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000		1,816,248
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000		1,753,193
Baltimore,
Project Revenue (Wastewater
Projects)	5.00	7/1/23	1,000,000		1,183,130
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000		706,104
Baltimore,
Subordinate Project Revenue
(Water Projects) (Prerefunded)	5.75	7/1/19	750,000	b	885,592
Howard County,
COP	8.15	2/15/20	605,000		788,835
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000		1,532,355
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000		3,050,460

Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	970,000		971,756
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	2,000,000		2,152,180
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000		1,076,090
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,163,500
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		2,924,150
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000		1,089,170
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)
(Prerefunded)	6.75	7/1/19	2,500,000	b	3,044,725
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000		1,390,062
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000		1,109,310
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,718,445
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)
(Prerefunded)	5.00	7/1/16	1,630,000	b	1,712,201
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System Issue)	4.00	5/15/40	2,250,000		2,239,402
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University

of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	3,890,000		4,640,498
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)
(Prerefunded)	6.00	1/1/18	3,005,000	b	3,390,061
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,674,450
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,002,190
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/26	1,000,000		1,156,330
Massachusetts--1.6%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,619,450
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,464,819
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,976,660
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,331,120
Michigan--4.9%
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	c	949,373
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	990,000		765,834
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		826,868
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,179,250
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	c	5,942,455
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)
(Prerefunded)	5.00	1/1/17	4,555,000	b	4,868,794

Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000	2,941,825
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000	2,918,500
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,500,000	1,666,425
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	3,000,000	3,305,910
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,520,000	1,659,034
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	2,265,000	1,132,455
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000	2,597,900
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company) (Escrowed
to Maturity)	7.00	11/1/15	3,700,000	3,804,118
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000	3,390,510
Minnesota--4.3%
Mahtomedi Independent School
District Number 832, GO School

Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.) (Escrowed to
Maturity)	0.00	2/1/17	340,000	c	335,413
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Corp.)	6.50	11/15/38	3,000,000		3,473,940
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000		1,142,500
Minnesota,
911 Revenue (Public Safety
Radio Communications System
Project)	5.00	6/1/25	1,000,000		1,131,040
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000		150,672
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000		1,114,660
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000		1,064,600
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000		1,666,785
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000		1,879,860
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,868,625
Northfield,
HR	5.38	11/1/31	1,240,000		1,294,622
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,153,280
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,124,400
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,188,320
Saint Louis Park,
Health Care Facilities Revenue

(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,112,080
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,405,390
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		803,003
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	c	3,400,464
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,180,640
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,689,315
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000	e	12,079
Willmar,
GO, HR (Rice Memorial Hospital
Project)	5.00	2/1/24	1,000,000		1,154,800
Missouri--1.3%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,361,980
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care)	5.00	6/1/29	4,000,000		4,564,520
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie State
Project)	5.00	12/1/31	2,000,000		2,265,860
Nebraska--.5%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000		2,295,200
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2)	5.00	1/1/30	1,380,000		1,552,127
Nevada--.3%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/42	2,500,000		2,752,400
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)

(Insured; AMBAC)	0.37	10/1/33	1,920,000	d	1,795,200
New Jersey--1.2%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/29	1,000,000		1,125,820
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		103,563
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,630,800
New Jersey Turnpike Authority,
Turnpike Revenue (Escrowed to
Maturity)	6.50	1/1/16	65,000		67,375
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.19	1/1/30	2,500,000	d	2,331,250
New Mexico--.6%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.87	8/1/19	5,000,000	d	5,003,650
New York--7.7%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,799,350
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		2,121,006
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,889,125
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/40	3,000,000		3,340,950
New York City,
GO	5.00	4/1/23	2,055,000		2,438,175
New York City,
GO	5.00	8/1/24	2,930,000		3,486,817
New York City,
GO	5.00	3/1/25	3,300,000		3,949,440
New York City,
GO	5.00	8/1/25	3,510,000		4,124,987
New York City,
GO	5.00	8/1/25	2,500,000		2,977,125
New York City,
GO	5.00	8/1/28	1,000,000		1,136,840
New York City,
GO	5.00	10/1/36	2,500,000		2,771,650
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,816,150
New York Liberty Development
Corporation, Revenue (3 World

Trade Center Project)	5.00	11/15/44	4,000,000	f	4,096,880
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		2,951,300
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.51	4/1/34	2,100,000	d	2,008,125
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,341,280
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/39	5,000,000		5,655,900
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/19	4,000,000		4,627,400
North Carolina--1.7%
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		1,942,866
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)
(Prerefunded)	5.00	6/1/16	1,000,000	b	1,046,110
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,225,680
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	b	2,641,703
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC) (Escrowed to
Maturity)	0.00	11/1/16	3,055,000	c	3,024,878
Orange Water and Sewer Authority,
Water and Sewer System Revenue
(Prerefunded)	5.00	7/1/16	1,000,000	b	1,050,550
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	b	1,216,901
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,123,500
Ohio--6.2%
Allen County,

Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000	2,856,375
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy Center
Project)	5.00	2/15/21	375,000	427,192
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000	2,321,200
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000	3,947,860
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,819,063
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000	1,294,090
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000	2,863,250
Cuyahoga Community College
District, General Receipts
Bonds	5.00	8/1/25	2,500,000	2,847,925
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
the Greater Cincinnati)	5.00	12/1/30	1,000,000	1,168,850
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Corp.)	5.00	5/1/25	2,000,000	2,257,760
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000	1,432,920
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000	2,500,569
Ohio,
Capital Facilities
Lease-Appropriation Revenue
(Mental Health Facilities
Improvement Fund Projects)	5.00	2/1/24	1,800,000	2,079,450
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000	1,078,310
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.50	1/1/43	3,000,000	3,243,810
Ohio Higher Educational Facility
Commission, Revenue (Case

Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,688,744
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/23	40,000		49,182
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,267,880
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,765,000	f	1,778,008
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,080,000		2,195,107
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,693,530
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,123,420
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,898,033
Oklahoma--.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000		1,197,402
Oregon--.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000		1,609,748
Pennsylvania--1.2%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000		3,011,762
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000		1,081,380
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System) (Prerefunded)	6.00	8/15/18	2,500,000	b	2,876,675
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	b	305,670
Pennsylvania Industrial
Development Authority, EDR

(Prerefunded)	5.50	7/1/18	1,730,000	b	1,958,550
Rhode Island--.4%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/40	3,000,000		3,144,420
South Carolina--1.4%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,785,700
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		8,304,450
Texas--6.2%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,252,872
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,316,950
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,374,580
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,342,094
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	2,325,000	c	1,191,214
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/15	2,350,000	b,c	1,205,221
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,359,316
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.63	1/1/33	5,000,000		5,484,250
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	1,500,000		1,662,885

North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/38	5,815,000		6,351,666
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,091,842
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,504,100
San Antonio,
Electric and Gas Systems
Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		301,673
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,514,720
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	c	2,286,980
Socorro Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/27	3,705,000		4,396,612
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/31	2,500,000		2,751,600
Virginia--1.2%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,195,040
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,135,070
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,218,970
Norfolk,
Water Revenue (Prerefunded)	5.00	11/1/18	1,000,000	b	1,129,220
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	665,000		692,937
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	b	224,978
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,060,710

Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000		2,310,180
Washington--2.3%
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	5/1/23	4,965,000		6,013,608
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000		2,545,151
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	b	4,041,345
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,454,450
West Virginia--.6%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	4,500,000		4,991,175
Wisconsin--.6%
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,315,700
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,195,040
U.S. Related--1.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	c	1,029,625
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,077,180
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		933,668
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.88	7/1/15	2,900,000	b	2,913,108
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	6.00	7/1/15	1,000,000	b	1,004,630
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	4,000,000		4,481,880
Total Long-Term Municipal Investments
(cost $713,548,065)					764,685,852

Short-Term Municipal	Coupon	Maturity	Principal
Investment--.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)
(cost $1,000,000)	0.08	6/1/15	1,000,000 [g]	1,000,000
Total Investments (cost $714,548,065)			98.7%	765,685,852
Cash and Receivables (Net)			1.3%	10,057,788
Net Assets			100.0%	775,743,640

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing--security in default.
f	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $5,874,888 or 0.8% of net assets.
g	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2015, net unrealized appreciation on investments was $51,137,787 of which $56,123,470 related to appreciated investment investment securities and $4,985,683 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds

ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	765,685,852	-	765,685,852

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.8%
Alabama,
GO Notes, Refunding	4.00	6/1/15	100,000		100,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.13	6/7/15	1,000,000	a,b	1,000,000

Delaware--.2%
Delaware,
GO Notes	5.00	7/1/15	100,000		100,383

Georgia--1.9%
Gwinnett County Development
Authority, IDR (KMD Group, LLC
Project) (LOC; Branch Banking
and Trust Co.)	0.22	6/7/15	1,140,000	a,b	1,140,000

Illinois--18.2%
Illinois Educational Facilities
Authority, Revenue
(National-Louis University)
(LOC; JPMorgan Chase Bank)	0.10	6/7/15	100,000	a	100,000
Illinois Finance Authority,
IDR (Pollmann North America,
Inc. Project) (LOC; PNC Bank
NA)	0.19	6/7/15	2,065,000	a,b	2,065,000
Illinois Finance Authority,
Revenue (Gift of Hope Organ
and Tissue Donor Network
Project) (LOC; JPMorgan Chase
Bank)	0.09	6/7/15	1,000,000	a	1,000,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.14	6/7/15	1,600,000	a,b	1,600,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.19	6/7/15	2,720,000	a	2,720,000
Lake County,
IDR (Northpoint Associates,
L.L.C. Project) (LOC; Northern
Trust Company)	0.14	6/7/15	2,200,000	a,b	2,200,000
Upper Illinois River Valley
Development Authority, IDR

(Cathy Asta Enterprises, LLC
Project) (LOC; Bank of America)	0.23	6/7/15	1,335,000	a,b	1,335,000

Indiana--.8%
Indiana Finance Authority,
State Revolving Fund Program
Revenue, Refunding	4.00	2/1/16	500,000		512,362

Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue
(Escrowed to Maturity)	4.00	8/1/15	100,000		100,625
Iowa Finance Authority,
State Revolving Fund Revenue
(Escrowed to Maturity)	5.00	8/1/15	100,000		100,798

Kentucky--1.6%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	8/1/15	1,000,000		1,001,318

Louisiana--9.9%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.18	6/7/15	2,500,000	a,b	2,500,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.06	6/1/15	2,000,000	a,b	2,000,000
Parish of East Baton Rouge,
PCR (Exxon Project)	0.06	6/1/15	1,500,000	a	1,500,000

Maryland--2.2%
Baltimore County,
Consolidated Public
Improvement GO Notes	5.00	11/1/15	250,000		254,974
Maryland Industrial Development
Financing Authority, EDR
(Hardwire, LLC Project) (LOC;
Bank of America)	0.20	6/7/15	900,000	a,b	900,000
Prince George's County,
Consolidated Public
Improvement GO Notes	4.00	7/15/15	150,000		150,661

Massachusetts--.8%
Massachusetts,
Special Obligation Revenue,
Refunding (Senior Federal
Highway Grant Anticipation
Note Program) (Escrowed to
Maturity)	5.00	6/15/15	495,000		495,884

Minnesota--6.5%
Minneapolis,
GO Notes (Various Purpose)	5.00	12/1/15	300,000		307,112
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	1,000,000		1,003,752
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.29	6/7/15	2,640,000	a,b	2,640,000

Mississippi--3.3%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.06	6/1/15	2,000,000	a,b	2,000,000

Missouri--5.1%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.20	6/7/15	2,600,000	a,b	2,600,000
Missouri Highways and
Transportation Commission,
Senior Lien State Road
Revenue, Refunding	5.00	2/1/16	500,000		515,733

Nevada--1.7%
Nevada Housing Division,
Multi-Unit Housing Revenue
(Help Owens 2 Apartments)
(LOC; Citibank NA)	0.13	6/7/15	1,000,000	a	1,000,000

New Jersey--1.7%
Hamilton Township,
GO Notes, BAN	1.00	6/3/15	1,000,000		1,000,030

North Carolina--.5%
Charlotte,
Water and Sewer System Revenue	5.50	7/1/15	300,000		301,299

Ohio--2.1%
Ohio Water Development Authority,
Water Development Revenue,
Refunding (Fresh Water Series)	3.00	6/1/15	250,000		250,000
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	1,000,000		1,001,500

Oklahoma--3.3%
Oklahoma Turnpike Authority,
Turnpike System Second Senior

Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank
NA)	0.13	6/7/15	2,000,000	a,c,d	2,000,000

Pennsylvania--10.1%
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo
Bank)	0.28	6/7/15	1,290,000	a,b	1,290,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.25	6/7/15	4,200,000	a	4,200,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project) (LOC;
M&T Trust)	0.23	6/7/15	600,000	a	600,000

Texas--13.8%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.12	6/7/15	2,700,000	a	2,700,000
Coppell Independent School
District, GO Notes (LOC;
Permanent School Fund
Guarantee Program)	3.00	8/15/15	155,000		155,861
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing
Corporation, Higher Education
Revenue (Texas Christian
University Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.25	6/7/15	3,000,000	a,c,d	3,000,000
Tarrant County Housing Finance
Corporation, MFHR (Gateway
Arlington Apartments Project)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.10	6/7/15	2,410,000	a	2,410,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue,

Refunding	5.00	7/15/15	110,000		110,618

Utah--.4%
Utah,
GO Notes, Refunding	5.00	7/1/15	250,000		250,988

Vermont--2.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Vermont Law School
Project) (LOC; TD Bank)	0.09	6/7/15	1,500,000	a	1,500,000

Washington--8.7%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.23	6/7/15	1,780,000	a,b	1,780,000
Washington Economic Development
Finance Authority, EDR (Skagit
Valley Publishing Project)
(LOC; U.S. Bank NA)	0.23	6/7/15	1,480,000	a,b	1,480,000
Washington Housing Finance
Commission, Revenue (Reserve
at SeaTac Apartments Project)
(LOC; FHLB)	0.10	6/7/15	2,000,000	a	2,000,000

Wisconsin--2.2%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.28	6/7/15	1,340,000	a,b	1,340,000

Total Investments (cost $60,313,898)			99.6%		60,313,898
Cash and Receivables (Net)			.4%		245,248
Net Assets			100.0%		60,559,146

a Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2015, the fund had $27,870,000 or 46.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities amounted to $5,000,000 or 8.3% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	60,313,898
Level 3 - Significant Unobservable Inputs	-
Total	60,313,898

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.6%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	1,500,000		1,515,015
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	a	3,404,300
Alaska--1.5%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,081,840
Arizona--7.5%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,494,820
Phoenix Industrial Development
Authority, Education Facility
Revenue (BASIS Schools, Inc.
Projects)	5.00	7/1/45	1,500,000	b	1,503,465
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,763,145
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	1,000,000		946,240
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,500,000		1,675,935
California--11.3%
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,221,440
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,132,280
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		1,214,997
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,000,000		2,269,340
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,168,660

Placentia-Yorba Linda Unified
School District, GO	0.00	8/1/49	11,605,000	c	2,452,253
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,829,310
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,300,800
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,872,178
Connecticut--2.1%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,705,275
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,237,408
Florida--7.7%
Davie,
Educational Facilities Revenue
(Nova Southeastern University
Project)	5.63	4/1/43	1,000,000		1,115,490
Florida Development Finance
Corporation, Educational
Facilities Revenue (Miami Arts
Charter School Project)	5.88	6/15/34	1,250,000	b	1,276,313
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	b	1,068,960
Mid-Bay Bridge Authority,
Springing Lien Revenue
(Prerefunded)	7.25	10/1/21	1,500,000	d	1,964,505
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	e	1,200,080
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,766,700
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,152,220
Georgia--.8%
Atlanta Development Authority,

Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,000,000		1,135,800
Illinois--9.5%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,240,000		1,402,490
Chicago,
GO	5.00	1/1/24	1,000,000		1,004,410
Chicago,
GO	5.50	1/1/42	1,000,000		993,040
Illinois,
GO	5.50	7/1/38	1,000,000		1,064,340
Illinois,
Sales Tax Revenue	5.00	6/15/24	1,000,000		1,179,840
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,175,920
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	0.00	12/15/51	15,000,000	c	2,244,000
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000		1,181,770
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.50	4/1/31	1,000,000		1,147,890
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University of
Illinois)	5.00	4/1/44	1,500,000		1,648,170
Iowa--2.7%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	2,500,000		2,786,350
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		952,830
Louisiana--6.1%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	e	1,703,985
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,666,860
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	3,900,000	b	3,938,649
New Orleans,

Water Revenue	5.00	12/1/34	1,000,000		1,107,610
Maine--1.3%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000		1,816,335
Michigan--6.0%
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000		1,059,630
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		2,004,360
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	500,000		583,700
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	1,000,000		1,101,970
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		536,195
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	1,800,000		1,790,784
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.25	9/1/18	1,000,000	d	1,227,570
Minnesota--1.3%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000		1,785,648
New Jersey--5.8%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	5.13	9/15/23	1,000,000		1,096,570
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		967,730
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds	0.00	6/1/41	4,000,000	c	961,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,891,158
New Mexico--1.8%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,444,640
New York--3.5%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,081,940
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,500,000	b	1,536,330
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,000,000		1,099,860
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000	b	1,034,910
North Carolina--.8%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,100,550
Ohio--2.7%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		844,760
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	1,500,000		1,315,695
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	1,500,000		1,614,270
Oregon--.8%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,106,450
Pennsylvania--3.1%
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger
Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	2,000,000	b,f	2,200,800

Montgomery County Industrial
Development Authority, Revenue
(Whitemarsh Continuing Care
Retirement Community Project)	5.25	1/1/40	1,000,000		1,010,840
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,117,410
Texas--11.2%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.25	1/1/18	1,000,000		1,049,920
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000		1,148,110
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	4.50	12/1/44	1,500,000		1,447,725
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/15/49	8,000,000	c	1,533,520
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,758,360
Houston,
Airport System Subordinate
Lien Revenue (Insured; XLCA)	0.37	7/1/32	1,000,000	g	943,750
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.) (Prerefunded)	6.25	8/15/19	2,250,000	d	2,680,493
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	1,175,000		1,302,593
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000		2,318,332
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/42	1,000,000		1,066,820
Vermont--.5%
Burlington,
Airport Revenue	3.50	7/1/18	745,000		751,511
Virginia--1.5%
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill

Woods Project)	5.13	1/1/43	1,000,000	1,027,080
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project)	5.00	7/1/45	1,000,000	1,055,930
Washington--2.1%
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,678,149
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,251,987
Wisconsin--.7%
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	3.75	11/15/19	1,000,000	1,007,230
U.S. Related--2.1%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000	1,935,799
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	1,000,000	996,820
Total Investments (cost $129,664,240)			98.0%	134,952,157
Cash and Receivables (Net)			2.0%	2,707,101
Net Assets			100.0%	137,659,258

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $12,559,427 or 9.1% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Non-income producing--security in default.
f	Collateral for floating rate borrowings.
g	Variable rate security--interest rate subject to periodic change.

At May 31, 2015, net unrealized appreciation on investments was $5,287,917 of which $11,734,939 related to appreciated investment securities and $6,447,022 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	133,752,077	1,200,080	134,952,157

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)